SHAREHOLDERS' EQUITY - Cash-settled LTI Plans (Details) - Deferred Share Unit - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation
Cash paid for settlement of compensation costs	CAD 0.1	CAD 2.7	CAD 15.0
Accounts payable	CAD 4.5	CAD 3.9